Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			¥ 35
Gains (losses) in Earnings	[1]		1
Gains (losses) in OCI		¥ 0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases			10
Sales		(1)	0
Issuances		0
Settlements			(10)
Ending Balance			36
Change in unrealized gain (losses) still held	[2]		2
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		0	1
Gains (losses) in Earnings	[3]	0
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0	(9)
Sales		20	8
Issuances		0
Settlements		0
Ending Balance		20
Change in unrealized gain (losses) still held		0
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		621	655
Gains (losses) in Earnings	[4]	(37)	(6)
Gains (losses) in OCI	[5]	(8)	0
Transfers into Level 3		19	17
Transfers out of level 3		(35)	(6)
Purchases		0
Sales		0
Issuances		108	108
Settlements		(120)	(134)
Ending Balance		638	646
Change in unrealized gain (losses) still held		(27)	(10)	[2]
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(1)
Issuances		0
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		10	11
Gains (losses) in Earnings	[3]	0
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		(1)	(1)
Ending Balance		9	10
Change in unrealized gain (losses) still held		0
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,115	1,044
Gains (losses) in Earnings	[3]	18	(15)
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		(1)
Purchases		189	338
Sales		(113)	(105)
Issuances		0
Settlements		(123)	(125)
Ending Balance		1,085	1,137
Change in unrealized gain (losses) still held		18	(14)	[2]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		30	28
Gains (losses) in Earnings	[3]	(2)	2
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		2	1
Sales		0	0
Settlements		0	(1)
Ending Balance		30	30
Change in unrealized gain (losses) still held		(1)	0	[2]
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	(5)	13
Gains (losses) in Earnings	[3]	(3)	(9)	[6]
Gains (losses) in OCI	[6]	0
Transfers into Level 3	[6]	0
Transfers out of level 3	[6]	0
Purchases	[6]	0
Sales	[6]	0
Issuances	[6]	0
Settlements	[6]	5	1
Ending Balance	[6]	(3)	5
Change in unrealized gain (losses) still held	[6]	1	(8)	[2]
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	16	22
Gains (losses) in Earnings	[3]	4	(10)	[6]
Gains (losses) in OCI	[6]	0
Transfers into Level 3	[6]	0
Transfers out of level 3	[6]	0
Purchases	[6]	0
Sales	[6]	0
Issuances	[6]	0
Settlements	[6]	(1)	(2)
Ending Balance	[6]	19	10
Change in unrealized gain (losses) still held	[6]	5	(9)	[2]
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	(17)	(5)
Gains (losses) in Earnings	[3]	4	1	[6]
Gains (losses) in OCI	[6]	0
Transfers into Level 3	[6]	0
Transfers out of level 3	[6]	0
Purchases	[6]	0
Sales	[6]	0
Issuances	[6]	0
Settlements	[6]	2	(3)
Ending Balance	[6]	(11)	(7)
Change in unrealized gain (losses) still held	[6]	3	2	[2]
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	(2)	1
Gains (losses) in Earnings	[3]	3
Gains (losses) in OCI	[6]	0
Transfers into Level 3	[6]	1
Transfers out of level 3	[6]	1
Purchases	[6]	0
Sales	[6]	0
Issuances	[6]	0
Settlements	[6]	(2)
Ending Balance	[6]	1	1
Change in unrealized gain (losses) still held	[6]	1
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	1	1
Gains (losses) in Earnings	[3]	0
Gains (losses) in OCI	[6]	0
Transfers into Level 3	[6]	0
Transfers out of level 3	[6]	0
Purchases	[6]	0
Sales	[6]	0
Issuances	[6]	0
Settlements	[6]	0
Ending Balance	[6]	1	1
Change in unrealized gain (losses) still held	[6]	0
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		31	40
Gains (losses) in Earnings	[1]	0
Gains (losses) in OCI	[5]	0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		(4)	(7)
Ending Balance		27	33
Change in unrealized gain (losses) still held		0
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		615	500
Gains (losses) in Earnings	[1]	0
Gains (losses) in OCI	[5]	1	1
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		78	89
Sales		(51)	(35)
Issuances		0
Settlements		(2)	(6)
Ending Balance		641	549
Change in unrealized gain (losses) still held		0
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		157	120
Gains (losses) in Earnings	[1]	(7)	1
Gains (losses) in OCI	[5]	8	4
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		344	97
Sales		0	0
Issuances		0
Settlements		(11)	(53)
Ending Balance		491	169
Change in unrealized gain (losses) still held		0
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	103
Gains (losses) in Earnings	[1]	1
Gains (losses) in OCI	[5]	8	(5)
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		31	38
Sales		0
Issuances		0
Settlements		(36)	(3)
Ending Balance		178	¥ 133
Change in unrealized gain (losses) still held		0
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		39
Gains (losses) in Earnings	[1]	(1)
Purchases		38
Settlements		(19)
Ending Balance		56
Change in unrealized gain (losses) still held		¥ (1)

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[2]	Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2019 and 2020.The amounts of unrealized gains (losses) in OCI related to Available-for-sale securities and Long-term debt were ¥7 billion and ¥(8) billion, at September 30, 2020, respectively.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[5]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[6]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.